UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-21668

Cohen & Steers Dividend Value Fund, Inc.

(Exact Name of Registrant as specified in charter)

280 Park Avenue New York, NY	10017
(Address of Principal Executive Office)	(Zip code)

Dana DeVivo

280 Park Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    February 28

Date of reporting period:    May 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

		Number of Shares	Value
COMMON STOCK	98.4%
BASIC MATERIALS—PAPER & FOREST PRODUCTS	0.7%
International Paper Co.		11,948	$639,218

COMMUNICATIONS	2.0%
TELECOMMUNICATION	1.3%
AT&T		38,142	1,232,749

TOWERS	0.7%
Crown Castle International Corp.		6,283	654,375

TOTAL COMMUNICATIONS			1,887,124

CONSUMER—CYCLICAL	10.1%
HOTELS, RESTAURANTS & LEISURE	1.5%
Royal Caribbean Cruises Ltd. (Liberia)		12,955	1,360,016

MEDIA	3.5%
The Walt Disney Co.		9,222	917,312
Time Warner		25,048	2,358,520

			3,275,832

SPECIALTY RETAIL	5.1%
Dollar General Corp.		13,129	1,148,525
Lowe’s Cos.		21,977	2,088,035
TJX Cos./The		16,671	1,505,724

			4,742,284

TOTAL CONSUMER—CYCLICAL			9,378,132

CONSUMER—NON-CYCLICAL	3.5%
BEVERAGE	1.0%
PepsiCo		9,092	911,473

COSMETICS/PERSONAL CARE	2.5%
Colgate-Palmolive Co.		37,451	2,362,784

TOTAL CONSUMER—NON-CYCLICAL			3,274,257

ENERGY	10.3%
OIL & GAS	9.3%
Anadarko Petroleum Corp.		20,056	1,399,909
Cimarex Energy Co.		16,789	1,560,034
Exxon Mobil Corp.		49,302	4,005,294
Marathon Petroleum Corp.		12,484	986,611
Pioneer Natural Resources Co.		3,535	682,608

			8,634,456

1

		Number of Shares	Value
OIL & GAS SERVICES	1.0%
Halliburton Co.		17,769	$883,830

TOTAL ENERGY			9,518,286

FINANCIAL	24.2%
BANKS	7.8%
Bank of America Corp.		144,614	4,199,590
Huntington Bancshares		79,900	1,188,113
PNC Financial Services Group		7,743	1,110,424
Zions Bancorporation		12,947	709,625

			7,207,752

DIVERSIFIED FINANCIAL SERVICES	9.4%
Ameriprise Financial		13,471	1,867,485
BlackRock		1,718	917,807
JPMorgan Chase & Co.		36,815	3,939,573
Morgan Stanley		39,949	2,003,043

			8,727,908

INSURANCE	7.0%
American International Group		35,954	1,898,012
Assurant		13,487	1,259,011
Chubb Ltd.		14,575	1,904,807
Hartford Financial Services Group		26,795	1,402,182

			6,464,012

TOTAL FINANCIAL			22,399,672

HEALTH CARE	12.8%
BIOTECHNOLOGY	2.2%
Biogen(a)		6,905	2,029,794

HEALTH CARE EQUIPMENT & SUPPLIES	1.8%
Abbott Laboratories		26,318	1,619,346

HEALTH CARE PRODUCTS	2.3%
Johnson & Johnson		10,458	1,250,986
Thermo Fisher Scientific		4,343	904,516

			2,155,502

HEALTH CARE PROVIDERS & SERVICES	3.1%
Aetna		9,374	1,651,043
Universal Health Services, Class B		10,598	1,218,558

			2,869,601

2

		Number of Shares	Value
PHARMACEUTICAL	3.4%
AmerisourceBergen Corp.		9,703	$797,004
Merck & Co.		13,575	808,120
Mylan NV(a)		39,321	1,512,286

			3,117,410

TOTAL HEALTH CARE			11,791,653

INDUSTRIALS	7.2%
AEROSPACE & DEFENSE	1.2%
General Dynamics Corp.		5,427	1,094,680

AIR FREIGHT & COURIERS	2.5%
FedEx Corp.		9,484	2,362,654

DIVERSIFIED MANUFACTURING	2.6%
Caterpillar		15,711	2,386,658

MACHINERY	0.9%
Snap-on		5,757	851,000

TOTAL INDUSTRIALS			6,694,992

INFORMATION TECHNOLOGY	6.5%
INTERNET SOFTWARE & SERVICES	3.0%
Facebook, Class A(a)		14,475	2,776,016

IT CONSULTING & SERVICES	1.5%
DXC Technology Co.		14,656	1,349,964

SOFTWARE	2.0%
Activision Blizzard		26,443	1,875,073

TOTAL INFORMATION TECHNOLOGY			6,001,053

MATERIALS—CHEMICALS	2.4%
Air Products & Chemicals		5,549	895,664
DowDuPont		12,793	820,159
Westlake Chemical Corp.		4,176	483,289

			2,199,112

RAILWAYS	2.0%
Union Pacific Corp.		13,050	1,863,018

REAL ESTATE—DATA CENTERS	2.6%
Digital Realty Trust		22,644	2,433,777

TECHNOLOGY	8.6%
COMPUTERS	1.9%
International Business Machines Corp.		12,192	1,722,852

3

		Number of Shares	Value
SEMICONDUCTORS	2.5%
Lam Research Corp.		11,539	$2,286,799

SOFTWARE	1.0%
Oracle Corp.		19,775	923,888

TELECOMMUNICATION EQUIPMENT	3.2%
QUALCOMM		51,333	2,983,474

TOTAL TECHNOLOGY			7,917,013

UTILITIES	5.5%
ELECTRIC UTILITIES	3.4%
FirstEnergy Corp.		46,604	1,604,110
NextEra Energy		9,326	1,546,344

			3,150,454

REGULATED ELECTRIC	2.1%
Xcel Energy		41,465	1,887,487

TOTAL UTILITIES			5,037,941

TOTAL COMMON STOCK (Identified cost—$80,876,589)			91,035,248

SHORT-TERM INVESTMENTS	1.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.66%(b)		1,805,062	1,805,062

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,805,062)			1,805,062

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$82,681,651)	100.3%		92,840,310
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)		(317,647)

NET ASSETS	100.0%		$92,522,663

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield of the fund.

4

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of May 31, 2018.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$91,035,248	$91,035,248	$—	$—
Short-Term Investments	1,805,062	—	1,805,062	—

Total Investments in Securities(a)	$92,840,310	$91,035,248	$1,805,062	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Chief Executive Officer (Principal Executive Officer)

Date: July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Chief Executive Officer (Principal Executive Officer)		Name: James Giallanza Title: Chief Financial Officer (Principal Financial Officer)

Date: July 23, 2018